UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: April 30, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund

Loomis Sayles Full Discretion Institutional Securitized Fund

SEMI-ANNUAL REPORT

APRIL 30, 2019

Table of Contents

Loomis Sayles Full Discretion Institutional Securitized Fund

The Fund files its complete portfolio of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Fund’s Forms N-Q and Form N-PORT reports are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-343-2029; and (ii) on the Commission’s website at http://www.sec.gov.

Portfolio of Investments — as of April 30, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 65.5%

	Accelerated Assets, Series 2018-1, Class B
$ 1,116,250	4.510%, 12/02/33 (A)	$1,128,130

	ACIS CLO, Series 2014-4A, Class B
850,000	4.506%, VAR ICE LIBOR USD 3 Month+1.770%, 05/01/26 (A)	851,102

	Adams Outdoor Advertising, Series 2018-1, Class C
5,200,000	7.356%, 11/15/48 (A)	5,346,647

	American Airlines Pass-Through Trust, Series 2012-2, Class C
4,000,000	4.700%, 06/03/21	4,038,216

	American Homes 4 Rent, Series 2014-SFR2, Class E
4,610,000	6.231%, 10/17/36 (A)	5,054,320

	American Homes 4 Rent, Series 2015-SFR1, Class F
3,966,000	5.885%, 04/17/52 (A)	4,188,849

	Avis Budget Rental Car Funding AESOP, Series 2018-2A, Class B
1,625,000	4.270%, 03/20/25 (A)	1,683,896

	Avis Budget Rental Car Funding AESOP, Series 2019-2A, Class C
1,000,000	4.240%, 09/22/25 (A)	1,007,173

	Bayview Opportunity Master Fund IIIa Trust, Series 2018-RN8, Class A1
879,364	4.066%, 09/28/33 (A)	883,919

	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class B3
1,400,000	4.150%, 06/28/57 (A) (B)	1,447,431

	Bayview Opportunity Master Fund IVb Trust, Series 2018-RN9, Class A1
694,907	4.213%, 10/29/33 (A)	697,720

	Bayview Opportunity Master Fund Trust IIb, Series 2018-RN5, Class A1
382,769	3.820%, 04/28/33 (A)	383,517

	Blackbird Capital Aircraft Lease Securitization, Series 2016-1A, Class B
670,312	5.682%, 12/16/41 (A)	695,232

	CAM Mortgage Trust, Series 2018-1, Class A1
177,885	3.960%, 12/01/65 (A)	177,789

	Carmax Auto Owner Trust, Series 2018-4, Class D
985,000	4.150%, 04/15/25	1,006,403

	Castlelake Aircraft Securitization Trust, Series 2019-1A, Class C
4,375,000	6.899%, 04/15/39 (A)	4,374,895

	CCG Receivables Trust, Series 2018-1, Class C
1,550,000	3.420%, 06/16/25 (A)	1,554,756

	CCG Receivables Trust, Series 2019-1, Class C
875,000	3.570%, 09/14/26 (A)	876,151

	Chesapeake Funding II, Series 2017-2A, Class D
785,000	3.710%, 05/15/29 (A)	791,981

	Chesapeake Funding II, Series 2018-1A, Class C
1,060,000	3.570%, 04/15/30 (A)	1,070,477

The accompanying notes are an integral part of the financial statements.

1

Portfolio of Investments — as of April 30, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities — 65.5% (continued)

	Chesapeake Funding II, Series 2018-1A, Class D
$ 1,980,000	3.920%, 04/15/30 (A)	$1,998,068

	Coinstar Funding, Series 2017-1A, Class A2
6,125,000	5.216%, 04/25/47	6,242,237

	Colony American Finance, Series 2015-1, Class D
3,000,000	5.649%, 10/15/47 (A)	3,044,480

	Colony American Finance, Series 2015-1, Class E
3,311,000	6.560%, 10/15/47 (A)	3,372,130

	Colony Starwood Homes, Series 2016-2A, Class E
1,967,188	5.823%, VAR LIBOR USD 1 Month+3.350%, 12/17/33 (A)	1,969,135

	Corevest American Finance Trust, Series 2019-1, Class E
575,000	5.489%, 03/15/52 (A)	554,498

	CoreVest American Finance Trust, Series 2017-1, Class D
1,715,000	4.358%, 10/15/49 (A)	1,701,133

	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B
768,146	5.103%, 05/25/35	775,183

	CPS Auto Receivables Trust, Series 2015-B, Class E
2,130,000	6.220%, 08/15/22 (A)	2,129,464

	DB Master Finance, Series 2015-1A, Class A2II
2,980,800	3.980%, 02/20/45 (A)	2,981,873

	DB Master Finance, Series 2017-1A, Class A2II
2,281,125	4.030%, 11/20/47 (A)	2,284,546

	DB Master Finance, Series 2019-1A, Class A23
1,450,000	4.352%, 05/20/49 (A)	1,467,332

	Diamond Resorts Owner Trust, Series 2017-1A, Class C
2,576,268	6.070%, 10/22/29 (A)	2,617,082

	Diamond Resorts Owner Trust, Series 2018-1, Class C
1,993,311	4.530%, 01/21/31 (A)	2,021,221

	Domino’s Pizza Master Issuer, Series 2017-1A, Class A23
3,635,250	4.118%, 07/25/47 (A)	3,658,806

	Domino’s Pizza Master Issuer, Series 2018-1A, Class A2I
2,158,200	4.116%, 07/25/48 (A)	2,197,004

	Domino’s Pizza Master Issuer, Series 2018-1A, Class A2II
336,600	4.328%, 07/25/48 (A)	343,231

	DRIVEN BRANDS FUNDING, Series 2018-1A, Class A2
1,024,650	4.739%, 04/20/48 (A)	1,052,029

	DRIVEN BRANDS FUNDING, Series 2019-1A, Class A2
877,800	4.641%, 04/20/49 (A)	889,081

	DT Auto Owner Trust, Series 2018-2A, Class D
1,455,000	4.150%, 03/15/24 (A)	1,481,748

The accompanying notes are an integral part of the financial statements.

2

Portfolio of Investments — as of April 30, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities — 65.5% (continued)

	Elm Trust, Series 2018-2A, Class A2
$ 1,875,000	4.605%, 10/20/27 (A)	$1,898,365

	Exeter Automobile Receivables Trust, Series 2018-3A, Class D
3,000,000	4.350%, 06/17/24 (A)	3,072,502

	Falcon Aerospace, Series 2017-1, Class A
1,514,742	4.581%, 02/15/42 (A)	1,517,621

	FAN Engine Securitization, Series 2013-1A, Class 1A
3,261,896	4.625%, 10/15/43 (A)	3,244,086

	First Investors Auto Owner Trust, Series 2016-2A, Class E
2,100,000	5.750%, 09/15/23 (A)	2,152,113

	First Investors Auto Owner Trust, Series 2016-1A, Class E
5,000,000	7.720%, 11/15/22 (A)	5,148,050

	Five Guys Funding, Series 2017-1A, Class A2
2,565,613	4.600%, 07/25/47 (A)	2,649,234

	GCA Holdings, Series 2014-1, Class C
2,062,491	6.000%, 01/05/30 (A) (C) (D)	1,645,868

	GCA Holdings, Series 2014-1, Class D
837,798	7.500%, 01/05/30 (A) (C) (D)	418,983

	GCA Holdings, Series 2014-1, Class E
3,160,000	0.632%, 01/05/30 (A) (C) (D) (E)	—

	GCAT, Series 2018-1, Class A1
1,100,492	3.844%, 06/25/48 (A)	1,101,990

	Genesis Sales Finance Master Trust, Series 2019-AA, Class B
1,000,000	5.420%, 08/20/23 (A)	1,015,291

	Global Container Assets, Series 2015-1A, Class B
718,336	4.500%, 02/05/30 (A)	694,767

	Harbour Aircraft Investments, Series 2017-1, Class C
5,610,975	8.000%, 11/15/37	5,627,388

	Home Partners of America, Series 2016-2, Class E
955,000	6.254%, VAR LIBOR USD 1 Month+3.780%, 10/17/33 (A)	955,296

	Home Partners of America, Series 2016-2, Class F
3,007,000	7.174%, VAR LIBOR USD 1 Month+4.700%, 10/17/33 (A)	3,008,844

	Horizon Aircraft Finance I, Series 2018-1, Class A
4,150,769	4.458%, 12/15/38 (A)	4,241,230

	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10
3,375,000	4.155%, 08/05/34 (A)	3,410,649

	Invitation Homes Trust, Series 2018-SFR1, Class E
2,063,000	4.474%, VAR LIBOR USD 1 Month+2.000%, 03/17/37 (A)	2,058,669

	Invitation Homes Trust, Series 2018-SFR2, Class E
5,700,000	4.473%, VAR LIBOR USD 1 Month+2.000%, 06/17/37 (A)	5,714,267

The accompanying notes are an integral part of the financial statements.

3

Portfolio of Investments — as of April 30, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities – 65.5% (continued)

	Invitation Homes Trust, Series 2018-SFR3, Class E
$ 3,130,000	4.474%, VAR LIBOR USD 1 Month+2.000%, 07/17/37 (A)	$3,131,454

	Kestrel Aircraft Funding, Series 2018-1A, Class A
2,683,829	4.250%, 12/15/38 (A)	2,708,024

	Key Resorts, Series 2014-A, Class C
700,033	5.870%, 03/17/31 (A) (B)	695,693

	Lendmark Funding Trust, Series 2017-1A, Class C
600,000	5.410%, 12/22/25 (A)	615,129

	Madison Park Funding XII, Series 2017-12A, Class CR
1,480,000	4.942%, VAR ICE LIBOR USD 3 Month+2.350%, 07/20/26 (A)	1,482,161

	Magnetite IX, Series 2017-9A, Class BR
2,000,000	4.580%, VAR ICE LIBOR USD 3 Month+2.000%, 07/25/26 (A)	2,001,708

	MAPS, Series 2018-1A, Class B
1,569,270	5.193%, 05/15/43 (A)	1,585,765

	Morgan Stanley Capital I Trust, Series 2011-C2, Class E
1,180,000	5.668%, 06/15/44 (A) (B)	1,155,491

	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class E
2,500,000	3.828%, 02/05/35 (A) (B)	1,968,488

	Octagon Investment Partners XX, Series 2017-1A, Class CR
850,000	4.848%, VAR ICE LIBOR USD 3 Month+2.150%, 08/12/26 (A)	848,352

	Octagon Investment Partners XXIII, Series 2018-1A, Class CR
850,000	4.447%, VAR ICE LIBOR USD 3 Month+1.850%, 07/15/27 (A)	847,429

	OneMain Financial Issuance Trust, Series 2015-3A, Class C
1,000,000	5.820%, 11/20/28 (A)	1,043,684

	OneMain Financial Issuance Trust, Series 2015-2A, Class D
7,770,000	5.640%, 07/18/25 (A)	7,804,267

	OneMain Financial Issuance Trust, Series 2015-1A, Class D
3,400,000	6.630%, 03/18/26 (A)	3,454,936

	OneMain Financial Issuance Trust, Series 2016-2A, Class C
3,000,000	5.670%, 03/20/28 (A)	3,019,439

	OneMain Financial Issuance Trust, Series 2018-1A, Class D
1,745,000	4.080%, 03/14/29 (A)	1,756,847

	Orange Lake Timeshare Trust, Series 2018-A, Class C
1,162,274	3.740%, 11/08/30 (A)	1,168,341

	Palmer Square Loan Funding, Series 2018-5A, Class B
1,700,000	4.492%, VAR ICE LIBOR USD 3 Month+1.900%, 01/20/27 (A)	1,651,893

	Palmer Square Loan Funding, Series 2019-2A, Class B
1,710,000	4.370%, VAR ICE LIBOR USD 3 Month+2.250%, 04/20/27 (A)	1,710,000

	Planet Fitness Master Issuer, Series 2018-1A, Class A2II
8,552,025	4.666%, 09/05/48 (A)	8,843,136

The accompanying notes are an integral part of the financial statements.

4

Portfolio of Investments — as of April 30, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities – 65.5% (continued)

	Prestige Auto Receivables Trust, Series 2017-1A, Class E
$ 4,000,000	4.890%, 05/15/24 (A)	$4,046,421

	Prestigue Financial Services
5,000,000	5.514%, 01/31/20 (C) (D)	5,000,000

	PRPM, Series 2017-3A, Class A2
2,076,000	5.000%, 11/25/22 (A) (B)	2,051,707

	PRPM, Series 2017-2A, Class A2
1,690,000	5.000%, 09/25/22 (A)	1,691,637

	PRPM, Series 2018-1A, Class A2
1,180,000	5.000%, 04/25/23 (A) (B)	1,170,380

	RCO V Mortgage, Series 2018-1, Class A1
3,193,868	4.000%, 05/25/23 (A)	3,200,106

	Recette Clo, Series 2017-1A, Class CR
850,000	4.292%, VAR ICE LIBOR USD 3 Month+1.700%, 10/20/27 (A)	837,383

	SCF Equipment Leasing, Series 2018-1A, Class C
3,485,000	4.210%, 04/20/27 (A)	3,594,657

	SCF Equipment Leasing, Series 2019-1A, Class E
3,645,000	5.490%, 04/20/30 (A)	3,651,223

	Seneca Park CLO, Series 2017-1A, Class CR
1,275,000	4.738%, VAR ICE LIBOR USD 3 Month+2.150%, 07/17/26 (A)	1,273,093

	Springleaf Funding Trust, Series 2015-AA, Class D
4,000,000	6.310%, 11/15/24 (A)	4,030,846

	Springleaf Funding Trust, Series 2017-AA, Class C
700,000	3.860%, 07/15/30 (A)	704,550

	Stanwich Mortgage Loan Trust, Series 2018-NPB1, Class A1
3,380,378	4.016%, 05/16/23 (A)	3,386,003

	Starwood Retail Property Trust, Series 2014-STAR, Class E
3,185,000	6.623%, VAR LIBOR USD 1 Month+4.150%, 11/15/27 (A)	2,427,289

	Tidewater Auto Receivables Trust, Series 2016-AA, Class E
3,700,000	9.250%, 05/15/23 (A)	3,748,097

	Tidewater Auto Receivables Trust, Series 2018-AA, Class D
660,000	4.300%, 11/15/24 (A)	668,514

	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class E
866,000	5.049%, 05/10/63 (A) (B)	680,697

	United Airlines Class A Pass Through Trust, Series 2019-1, Class A
4,000,000	4.550%, 08/25/31	4,124,709

	United Airlines Pass-Through Trust, Series 2014-1, Class B
1,719,876	4.750%, 04/11/22	1,752,726

	VOLT LXVIII, Series 2018-NPL4, Class A1A
1,349,923	4.336%, 07/27/48 (A)	1,353,859

The accompanying notes are an integral part of the financial statements.

5

Portfolio of Investments — as of April 30, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities – 65.5% (continued)

	VOLT LXX, Series 2018-NPL6, Class A1A
$ 2,148,187	4.115%, 09/25/48 (A)	$2,155,220

	VOLT LXXII, Series 2018-NPL8, Class A1A
3,839,607	4.213%, 10/26/48 (A)	3,865,915

	WAVE Trust, Series 2017-1A, Class B
2,603,321	5.682%, 11/15/42 (A)	2,674,830

	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E
1,225,000	4.973%, 06/15/45 (A) (B)	1,062,395

	Willis Engine Structured Trust IV, Series 2018-A, Class A
2,663,043	4.750%, 09/15/43 (A)	2,729,377

	Wingstop Funding, Series 2018-1, Class A2
950,000	4.970%, 12/05/48 (A)	981,806

	Total Asset-Backed Securities (Cost $241,179,716)	239,969,775

Residential Mortgage-Backed Obligations – 20.5%

	Alternative Loan Trust, Series 2004-J3, Class 1A1
522,636	5.500%, 04/25/34	533,805

	Alternative Loan Trust, Series 2004-J10, Class 2CB1
1,831,186	6.000%, 09/25/34	1,913,896

	Alternative Loan Trust, Series 2004-28CB, Class 5A1
287,888	5.750%, 01/25/35 (C) (D)	287,783

	Alternative Loan Trust, Series 2005-J1, Class 2A1
286,480	5.500%, 02/25/25	291,372

	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
897,241	5.500%, 10/25/33	927,189

	Banc of America Funding Trust, Series 2004-B, Class 4A2
250,790	4.288%, 11/20/34 (B)	248,720

	Banc of America Funding Trust, Series 2005-7, Class 3A1
1,082,937	5.750%, 11/25/35	1,157,138

	Banc of America Funding Trust, Series 2007-4, Class 5A1
330,741	5.500%, 11/25/34	323,034

	CHL Mortgage Pass-Through Trust, Series 2004-12, Class 8A1
356,713	4.608%, 08/25/34 (B) (C) (D)	350,785

	Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A3
1,587,973	4.603%, 08/25/35 (B)	1,580,543

	Citigroup Mortgage Loan Trust, Series 2009-10, Class 6A2
298,919	4.750%, 09/25/34 (A) (B) (C) (D)	297,194

The accompanying notes are an integral part of the financial statements.

6

Portfolio of Investments — as of April 30, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations – 20.5% (continued)

	Citigroup Mortgage Loan Trust, Series 2010-9, Class 2A2 4.990%, VAR US Treas Yield Curve Rate T Note Const Mat 1
$ 1,507,511	Yr+2.400%, 11/25/35 (A)	$1,516,524

	Citigroup Mortgage Loan Trust, Series 2018-A, Class A1
1,102,677	4.000%, 01/25/68 (A) (B)	1,110,513

	Citigroup Mortgage Loan Trust, Series 2018-C, Class A1
3,605,673	4.125%, 03/25/59 (A)	3,627,371

	Connecticut Avenue Securities Trust, Series 2018-R07, Class 1M2
1,275,000	4.877%, VAR ICE LIBOR USD 1 Month+2.400%, 04/25/31 (A)	1,301,537

	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A11
378,154	5.500%, 08/25/34	393,244

	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004- HYB8, Class 4A1
275,491	3.343%, 01/20/35 (B)	276,941

	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005- HYB7, Class 2A
4,742	5.040%, 11/20/35 (B) (C) (D)	2,815

	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-1, Class 3A5
2,338,697	6.160%, 12/25/33	2,399,958

	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-4, Class 7AR1
938,286	2.827%, VAR ICE LIBOR USD 1 Month+0.350%, 06/25/34	915,932

	FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class M2
1,275,000	4.977%, VAR ICE LIBOR USD 1 Month+2.500%, 03/25/30	1,314,260

	FHLMC Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2
830,000	4.277%, VAR ICE LIBOR USD 1 Month+1.800%, 07/25/30	818,964

	FNMA Connecticut Avenue Securities, Series 2017-C07, Class 1M2
2,048,000	4.877%, VAR ICE LIBOR USD 1 Month+2.400%, 05/25/30	2,094,613

	FNMA Connecticut Avenue Securities, Series 2017-C05, Class 1M2
3,045,000	4.677%, VAR ICE LIBOR USD 1 Month+2.200%, 01/25/30	3,091,913

	FNMA Connecticut Avenue Securities, Series 2018-C01, Class 1M2
1,275,000	4.727%, VAR ICE LIBOR USD 1 Month+2.250%, 07/25/30	1,290,064

	FNMA Connecticut Avenue Securities, Series 2018-C03, Class 1M2
1,275,000	4.627%, VAR ICE LIBOR USD 1 Month+2.150%, 10/25/30	1,281,439

	GMAC Mortgage Loan Trust, Series 2005-AR4, Class 3A1
452,251	4.156%, 07/19/35 (B)	436,761

	GS Mortgage Securities Trust, Series 2011-GC5, Class D
2,620,000	5.557%, 08/10/44 (A) (B)	2,555,798

The accompanying notes are an integral part of the financial statements.

7

Portfolio of Investments — as of April 30, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations – 20.5% (continued)

	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1
$ 103,270	4.202%, 07/25/35 (B) (C) (D)	$101,364

	HarborView Mortgage Loan Trust, Series 2004-2, Class 1A1
1,995,038	3.007%, VAR ICE LIBOR USD 1 Month+0.520%, 06/19/34	1,983,728

	IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 4A
1,433,287	4.718%, 10/25/34 (B)	1,490,295

	IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1
1,622,551	3.257%, VAR ICE LIBOR USD 1 Month+0.780%, 12/25/34	1,397,551

	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1
1,780,088	3.117%, VAR ICE LIBOR USD 1 Month+0.640%, 07/25/45	1,725,553

	IndyMac Index Mortgage Loan Trust, Series 2005-AR11, Class A3
1,865,298	3.939%, 08/25/35 (B)	1,665,629

	IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 2A1
4,469,151	2.687%, VAR ICE LIBOR USD 1 Month+0.210%, 02/25/46	3,807,225

	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1
2,126,551	6.000%, 09/25/34	2,232,069

	JPMorgan Mortgage Trust, Series 2006-A1, Class 1A2
698,318	4.688%, 02/25/36 (B)	645,186

	Lehman Mortgage Trust, Series 2007-9, Class 1A1
1,695,805	6.000%, 10/25/37	1,778,108

	Lehman XS Trust, Series 2005-7N, Class 3A1
498,131	2.757%, VAR ICE LIBOR USD 1 Month+0.280%, 12/25/35	435,685

	Lehman XS Trust, Series 2006-2N, Class 1A1
981,255	2.737%, VAR ICE LIBOR USD 1 Month+0.260%, 02/25/46	924,729

	Lehman XS Trust, Series 2006-12N, Class A2A1
56	2.627%, VAR ICE LIBOR USD 1 Month+0.150%, 08/25/46 (C) (D)	54

	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1
1,846,191	4.134%, 03/25/35 (B)	1,771,435

	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 4A1
2,892,225	3.645%, 03/25/35 (B)	2,649,413

	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1
1,023,615	4.652%, 04/25/36 (B)	1,030,171

	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
572,893	5.250%, 11/25/33	596,854

	MASTR Alternative Loan Trust, Series 2004-2, Class 8A4
3,555,874	5.500%, 03/25/34	3,653,040

	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1
645,713	5.500%, 06/25/34	667,837

The accompanying notes are an integral part of the financial statements.

8

Portfolio of Investments — as of April 30, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 20.5% (continued)

	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1
$ 931,340	6.000%, 06/25/34	$972,21	6

	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1
1,940,331	6.000%, 09/25/34	2,098,780

	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5
231,118	5.500%, 11/25/35	238,935

	RALI Series Trust, Series 2006-QO4, Class 2A1
1,431,293	2.667%, VAR ICE LIBOR USD 1 Month+0.190%, 04/25/46	1,347,570

	RFMSI Series Trust, Series 2005-SA1, Class 1A1
2,576,061	4.991%, 03/25/35 (B)	1,985,528

	Sequoia Mortgage Trust, Series 2017-CH1, Class A1
462,501	4.000%, 08/25/47 (A) (B)	469,891

	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1
5,480,051	2.787%, VAR ICE LIBOR USD 1 Month+0.310%, 07/25/35	4,330,566

	Structured Asset Securities Trust, Series 2005-1, Class 7A7
381,242	5.500%, 02/25/35 (C) (D)	381,501

	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 3A1
732,124	5.129%, 03/25/35 (B)	751,305

	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A11
1,399,282	5.500%, 03/25/36	1,412,021

	Total Residential Mortgage-Backed Obligations (Cost $72,128,653)	74,884,345

Commercial Mortgage-Backed Obligations — 10.0%

	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1
775,000	5.973%, VAR LIBOR USD 1 Month+3.500%, 11/15/31 (A)	763,205

	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2
2,215,000	6.973%, VAR LIBOR USD 1 Month+4.500%, 11/15/31 (A)	2,165,042

	Commercial Mortgage Trust, Series 2012-CR2, Class E
1,000,000	4.993%, 08/15/45 (A) (B)	966,450

	Credit Suisse Commercial Mortgage Securities, Series 2019-SKLZ, Class D
320,000	6.073%, VAR LIBOR USD 1 Month+3.600%, 01/15/34 (A)	322,899

	Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class AM
1,516,159	5.869%, 09/15/40 (B)	1,136,500

	CSMC Trust, Series 2014-USA, Class E
5,475,000	4.373%, 09/15/37 (A)	5,041,649

	CSMC Trust, Series 2018-RPL7, Class A1
1,361,951	4.000%, 08/26/58 (A)	1,365,100

The accompanying notes are an integral part of the financial statements.

9

Portfolio of Investments — as of April 30, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 10.0% (continued)

	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007- LDPX, Class AM
$ 241,825	5.464%, 01/15/49 (B)	$241,97	3

	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class C
3,145,000	6.400%, 06/15/43 (A) (B)	3,190,084

	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class D
592,000	6.400%, 06/15/43 (A) (B)	598,162

	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class D
3,000,000	5.547%, 08/15/46 (A) (B)	3,027,648

	Motel 6 Trust, Series 2017-M6MZ, Class M
7,494,068	9.399%, VAR LIBOR USD 1 Month+6.927%, 08/15/19 (A)	7,564,041

	RBS Commercial Funding Trust, Series 2013-SMV, Class F
2,000,000	3.704%, 03/11/31 (A) (B)	1,782,601

	Starwood Retail Property Trust, Series 2014-STAR, Class F
3,785,000	5.919%, VAR LIBOR USD 1 Month+3.446%, 11/15/27 (A) (C)	2,838,750

	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class D
3,240,343	5.855%, 03/15/44 (A) (B)	2,880,720

	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D
2,500,673	5.839%, 02/15/44 (A) (B)	2,547,410

	Total Commercial Mortgage-Backed Obligations (Cost $36,984,262)	36,432,234

Other Investment — 2.1%

	ECAF Blocker I
900	0.000%, 03/15/40 (C) (D)	7,790,625

	Total Other Investment (Cost $9,000,000)	7,790,625

Municipal Bond — 0.8%

	Michigan State, Tobacco Settlement Financing Authority, RB, Series A
2,980,000	7.309%, 06/01/34	2,951,601

	Total Municipal Bond (Cost $2,631,843)	2,951,601

The accompanying notes are an integral part of the financial statements.

10

Portfolio of Investments — as of April 30, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Shares	Description	Value
Short-Term Investment — 1.5%

5,592,788	Dreyfus Treasury Prime Cash Management, Institutional Class, 2.270% (F)	$5,592,788

	Total Short-Term Investment (Cost $5,592,788)	5,592,788

	Total Investments — 100.4% (Cost $367,517,262)	367,621,368
	Other Assets and Liabilities, net — (0.4)%	(1,446,859)

	Net Assets — 100.0%	$366,174,509

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at April 30, 2019 was $257,335,502, representing 70.3% of Net Assets of the Fund.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of April 30, 2019, was $16,276,972 and represented 4.4% of net assets.

(E)	Zero coupon bond. The rate reported on the Portfolio of Investments is the effective yield at time of purchase.
(F)	The rate shown is the 7-day effective yield as of April 30, 2019.

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GMAC — General Motors Acceptance Corporation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

RB — Revenue Bond

USD — United States Dollar

VAR — Variable Rate

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2019, at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$232,904,924	$7,064,851	$239,969,775
Residential Mortgage-Backed Obligations	—	73,462,849	1,421,496	74,884,345
Commercial Mortgage-Backed Obligations	—	33,593,484	2,838,750	36,432,234
Other Investment	—	—	7,790,625	7,790,625
Municipal Bond	—	2,951,601	—	2,951,601
Short-Term Investment	5,592,788	—	—	5,592,788

Total Investments in Securities	$5,592,788	$342,912,858	$19,115,722	$367,621,368

The accompanying notes are an integral part of the financial statements.

11

Portfolio of Investments — as of April 30, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in	Investments
		Commercial	in Residential
	Investments in	Mortgage-	Mortgage-	Investments
	Asset-Backed	Backed	Backed	in Other
	Securities	Obligations	Obligations	Investments	Total
Balance as of November 1, 2018	$13,576,029	$3,255,100	$5,554	$8,071,875	$24,908,558
Accrued discounts/premiums	82,607	8,198	(1,946)	—	88,859
Realized gain/(loss)	—	—	—	—	—
Change in unrealized appreciation/(depreciation)	48,232	(424,548)	(740)	(281,250)	(658,306)
Purchases	5,000,000	—	—	—	5,000,000
Sales	(539,878)	—	—	—	(539,878)
Net transfer into Level 3	—	—	1,418,628	—	1,418,628
Net transfer out of Level 3	(11,102,139)	—	—	—	(11,102,139)
Ending Balance as of April 30, 2019	$7,064,851	$2,838,750	$1,421,496	$7,790,625	$19,115,722

For the period ended April 30, 2019, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended April 30, 2019, there were transfers between Level 2 and Level 3 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. Transfers between Levels 2 and 3 from the prior period are due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). All transfers, if any, are recognized by the Fund at the end of each period.

For the period ended April 30, 2019, there have been no significant changes to the Fund’s fair value methodologies.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

12

Statement of Assets and Liabilities

April 30, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

ASSETS
Investments at cost	$367,517,262
Investments at value	$367,621,368
Interest receivable	1,296,908
Prepaid expenses	13,879
TOTAL ASSETS	368,932,155
LIABILITIES
Payable for securities purchased	2,552,828
Payable due to custodian	98,264
Administration fees payable	35,971
Trustees’ fees payable	4,028
Chief Compliance Officer fees payable	2,109
Other accounts payable and accrued expenses	64,446
TOTAL LIABILITIES	2,757,646
NET ASSETS	$366,174,509

NET ASSETS CONSIST OF:
Paid-in capital	$362,665,526
Total distributable earnings	3,508,983
NET ASSETS	$366,174,509
Institutional Class:
Net assets	$366,174,509
Outstanding shares of beneficial interest (unlimited authorization - no par value)	33,447,498
Net asset value, offering and redemption price per share	$10.95

The accompanying notes are an integral part of the financial statements.

13

Statement of Operations

For the six-months ended April 30, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

INVESTMENT INCOME
Interest	$9,375,683
Dividends	121,856
9,497,539

Expenses
Administration fees	226,920
Trustees’ fees	8,174
Chief Compliance Officer fees	2,908
Transfer agent fees	28,685
Pricing fees	19,860
Legal fees	15,465
Audit and tax services fees	13,340
Registration fees	12,499
Custodian fees	12,066
Shareholder reporting fees	6,430
Miscellaneous fees	8,204
Total expenses	354,551
Net investment income	9,142,988

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	1,815,604
Net change in unrealized appreciation on investments	655,591
Net realized and unrealized gain on investments	2,471,195

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,614,183

The accompanying notes are an integral part of the financial statements.

14

Statements of Changes in Net Assets

Loomis Sayles Full Discretion Institutional Securitized Fund

	Six-Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
FROM OPERATIONS:
Net investment income	$9,142,988	$23,981,242
Net realized gain on investments	1,815,604	1,491,589
Net change in unrealized appreciation/(depreciation) on investments	655,591	(7,749,676)
Net increase in net assets resulting from operations	11,614,183	17,723,155

DISTRIBUTIONS:	(9,426,639)	(33,410,005)
RETURN OF CAPITAL:	–	(8,286,689)

CAPITAL SHARE TRANSACTIONS:(1)
Issued	9,600,000	21,641,200
Reinvestment of distributions	9,426,639	41,696,694
Redeemed	(80,855,000)	(66,476,747)
Net decrease in net assets from capital share transactions	(61,828,361)	(3,138,853)
Net decrease in net assets	(59,640,817)	(27,112,392)
NET ASSETS:
Beginning of the period	425,815,326	452,927,718
End of the period	$366,174,509	$425,815,326

(1) For share transactions, see Note 6 in Notes to Financial Statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

15

Financial Highlights

For a share outstanding throughout the years or period

Loomis Sayles Full Discretion Institutional Securitized Fund

	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain/(loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Return of capital
Institutional Class
04/30/19@	$10.89	$0.26	$0.07	$0.33	$(0.27)	$–	$–
10/31/18	11.51	0.61	(0.15)	0.46	(0.83)	(0.23)	(0.02)
10/31/17	11.23	0.64	0.32	0.96	(0.55)	(0.13)	–
10/31/16	11.32	0.61	(0.03)	0.58	(0.58)	(0.09)	–
10/31/15	11.50	0.58	(0.11)	0.47	(0.54)	(0.11)	–
10/31/14	11.51	0.62	0.14	0.76	(0.58)	(0.19)	–

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(c)	Computed on an annualized basis for periods less than one year, if applicable.
@	For the six-months ended April 30, 2019 (Unaudited).

Amounts designated as “– “ are $0 or have been rounded to $0.

16

Total distributions	Net asset value, end of the period	Total return (%) (b)	Net assets, end of the period (000’s)	Ratio of expenses to average net assets (%) (c)	Ratio of expenses to average net assets (excluding reimbursements) (%) (c)	Ratio of net investment income to average net assets (%) (c)	Portfolio turnover rate (%)

$(0.27)	$10.95	3.11	$366,175	0.19	0.19	4.84	10
(1.08)	10.89	4.29	425,815	0.18	0.18	5.55	53
(0.68)	11.51	8.88	452,928	0.17	0.17	5.65	32
(0.67)	11.23	5.43	486,083	0.17	0.17	5.50	36
(0.65)	11.32	4.17	513,609	0.17	0.17	5.10	37
(0.77)	11.50	6.84	473,674	0.17	0.17	5.35	27

The accompanying notes are an integral part of the financial statements.

17

Notes to Financial Statements

April 30, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

1.   Organization. The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 53 funds. The financial statements herein are those of the Loomis Sayles Full Discretion Institutional Securitized Fund (the “Fund”). The Fund is non-diversified and its investment objective is to provide current income and the potential for total return. The Fund commenced operations on December 15, 2011. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

2.   Significant Accounting Policies. The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

a. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

b. Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not

18

Notes to Financial Statements

April 30, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

19

Notes to Financial Statements

April 30, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of April 30, 2019. The following disclosures also include information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Asset Categories	Fair Value	Valuation Techniques	Unobservable Input	Input Value(s)
Asset-Backed Securities	$ 6,645,868	Fair Value Model	Broker Quotes	$76.45-$100.00
	418,983	Fair Value Model	Cash Flow Pricing/ Liquidity Waterfall	$0.00-$48.47

	7,064,851

Commercial Mortgage- Backed Securities	2,838,750	Fair Value Model	Comparable Bond Method/Discounted Cash Flow	$86.00

Residential Mortgage- Backed Securities	1,421,496	Fair Value Model	Discounted Broker Quote (1)%-(4)%	$77.25-$100.07

Other Investment	7,790,625	Vendor Pricing	Broker Quote	$8,968.75

c.   Federal and Foreign Income Taxes. It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

20

Notes to Financial Statements

April 30, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six-months ended April 30, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year the Fund did not incur any significant interest or penalties.

d. Security Transactions and Investment Income. Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

e. Expenses. Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

f. Dividends and Distributions to Shareholders. The Fund declares its dividends monthly and distributes its net investment income, if any, at least monthly and makes distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

g. Illiquid Securities. A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

3.   Transactions with Affiliates. Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI

21

Notes to Financial Statements

April 30, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4.   Administration, Distribution, Transfer Agent and Custodian Agreements. The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For six-months ended April 30, 2019, the Fund paid $226,920 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

DST Asset Manager Solutions, Inc. (“DST”) serves as transfer agent for the Fund under the transfer agency agreement with the Trust.

MUFG Union Bank, N.A. (formerly Union Bank, N.A.) serves as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.   Investment Advisory Agreement. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser (the “Adviser”) to the Fund. Under the terms of the management agreement, the Fund does not pay a management fee. Shares of the Fund are only available to institutional advisory clients of the Adviser. The institutional advisory clients of the Adviser pay the Adviser or its affiliates a fee for their investment advisory services outside of the Fund.

The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 0.20% of the Fund’s Institutional Class Shares’ average daily net assets. This Agreement may only be terminated by the Board.

22

Notes to Financial Statements

April 30, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

6.   Capital Shares.

	Six-Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
SHARE TRANSACTIONS:
Issued	879,121	1,955,633
Reinvestment of distributions	864,250	3,771,779
Redeemed	(7,414,543)	(5,950,904)

Net share transactions	(5,671,172)	(223,492)

7.   Investment Transactions. The cost of security purchases and proceeds from security sales, other than short-term securities, for the six-months ended April 30, 2019, were as follows:

	U.S. Government	Other
Purchases	$441,289	$35,782,484
Sales	12,656,883	92,770,881

8.   Federal Tax Information. The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions for the Fund declared during the year ended October 31, 2018 and the year ended October 31, 2017 were as follows:

	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
2018	$23,183,646	$10,226,359	$8,286,689	$41,696,694
2017	24,473,943	3,350,147	—	27,824,090

As of October 31, 2018, the components of Distributable Earnings on a tax basis were as follows:

Net Unrealized Appreciation	$3,570,561
Other Temporary Differences	(2,249,122)

Total Distributable Earnings	$1,321,439

23

Notes to Financial Statements

April 30, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

For Federal income tax purposes, the cost of securities owned at October 31, 2018, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, which are temporary adjustments for Federal income tax purposes in the current period. The Funds had no capital loss carryforwards at October 31, 2018.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at April 30, 2019, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$367,517,262	$7,705,180	$(7,601,074)	$104,106

9.   Concentration of Risks.

Interest Rate Risk. As with most funds that invest in fixed-income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed-income securities (especially those with longer maturities and durations) and the Fund’s share price to fall. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

A related risk is basis risk, which is the risk that a change in prevailing interest rates will change the price of a company’s interest-bearing liabilities disproportionately to the price of interest-bearing assets. This would have the effect of increasing liabilities and decreasing assets, resulting in a loss.

Credit Risk. The credit rating or financial condition of an issuer may affect the value of a fixed-income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Concentration Risk. Due to the Fund’s concentration in the asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities group of industries, events that affect an industry or industries within this group will have a greater effect on the Fund than they would on a fund that is more widely diversified among a number

24

Notes to Financial Statements

April 30, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

of unrelated industries. While the Fund will invest more than 25% of its assets in, collectively, the asset-backed, commercial mortgage-backed and residential mortgage-backed securities industries, it is expected that the Fund’s investments in any one or more of these industries may, from time to time, be significantly greater than 25%.

Inflation/Deflation Risk. The value of assets or income from investments may be worth less in the future as inflation decreases the present value of future payments. Conversely, prices throughout the economy may decline over time due to deflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

High Yield Bond Risk. High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Some may even be in default. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the high yield bond market may make it more difficult to dispose of high yield bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value high yield bonds accurately.

Generally, the lower rated the security, as determined by rating agencies, the more vulnerable the security is to nonpayment. Securities rated below “B” are often dependent upon favorable financial and business conditions to meet their financial obligations, or may lack the

25

Notes to Financial Statements

April 30, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

capacity to make payments regardless of financial and business conditions. Default becomes more likely over the long or short term the lower rated the security.

Mortgage-Backed and Asset-Backed Securities Risk. The Fund may invest in both residential and commercial mortgage-backed securities. A mortgage-backed security represents an interest in a pool of assets such as mortgage loans and matures when all the mortgages in the pool mature or are prepaid. While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. The value of mortgage-backed securities generally is more sensitive to changes in interest rates than other types of fixed-income securities. Rising interest rates tend to extend the maturities of mortgage-backed securities, causing the securities to exhibit additional volatility and their value to decrease more significantly. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. While residential mortgagors in the United States have the option to pay more principal than required at each payment interval, commercial mortgages are often set for a fixed term and therefore experience a lower degree of prepayment risk.

The Fund may invest in residential mortgage-backed securities that represent interests in pools of adjustable rate mortgages (“ARMs”), including payment option ARMs. Payment option ARMs give the borrower the option to pay less than the interest only amount, resulting in an increase in the principal balance of a loan as interest owed is added to the principal (known as “negative amortization payments”). While such instruments permit the borrower to avoid paying currently a portion of the interest accruing on the instrument and make the instrument more affordable to the borrower in the short term, they increase the risk that the borrower will be unable to make the resulting higher payment or payments that become due at the maturity of the loan.

The Fund may invest a substantial amount of its assets in privately issued mortgage-backed securities that are not issued, guaranteed, or backed by the U.S. government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury.

An asset-backed security is a security backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, including extension and prepayment risks, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that

26

Notes to Financial Statements

April 30, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

are not presented by mortgage-backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Other asset-backed securities, such as credit card receivables, may not have the benefit of an underlying physical asset or security interest in collateral at all. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. The value of the collateral may also be insufficient to cover the principal amount.

During periods of declining asset value, difficult or frozen credit markets, interest rate changes, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, the value of these securities may fluctuate in response to the market’s perception of the credit worthiness of the issuers. Mortgage-backed and asset-backed securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or will default on payments. Such a risk is generally higher in the case of mortgage-backed securities that include so-called ‘sub-prime’ or “Alt-A” loans, which are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. There is also a risk that the value of the underlying asset (e.g., a home) securing an obligation may not be sufficient to cover the amount of the obligation. Residential mortgage-backed securities in which the Fund may invest may have a loan to value ratio which exceeds 100%, meaning that the mortgage amount is greater than the appraised value of the underlying property. Certain commercial mortgage-backed securities may be backed by pools of mortgages of properties that have special purposes, which may be difficult to sell or liquidate.

Credit Crisis Liquidity Risk. Certain types of credit instruments, such as investments in high-yield bonds, debt issued in leveraged buyout transactions (acquisition of a company using a substantial amount of debt and loans), mortgage- and asset-backed securities, and short-term asset-backed commercial paper, became very illiquid in the latter half of 2007. General market uncertainty and consequent re-pricing of risk led to market imbalances of sellers and buyers, which in turn resulted in significant valuation uncertainties in mortgage and credit-related securities and other instruments. These conditions resulted, and in many cases continue to result in, greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many instruments remaining illiquid and of uncertain value. Such market conditions, and the above factors, may make valuation uncertain and/or result in sudden and significant valuation declines.

27

Notes to Financial Statements

April 30, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Collateralized Loan Obligations (“CLOs”) Risk. CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease in market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CLO, respectively, in which the Fund invests. CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described above. For example, a liquidity crisis in the global credit markets could cause substantial fluctuations in prices for leveraged loans and high-yield debt securities and limited liquidity for such instruments. When the Fund invests in CLOs, in addition to directly bearing the expenses associated with its own operations, it may bear a pro rata portion of the CLO’s expenses.

Structured Notes Risk. Structured notes are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies that obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors, or may vary from the stated rate because of changes in these factors. Investment in structured notes involves certain risks, including the risk that the issuer may be unable or unwilling to satisfy its obligations to pay principal or interest, which is separate from the risk that the note’s reference instruments may move in a manner that is disadvantageous to the holder of the note. Structured notes, which are often illiquid, are also subject to additional risk such as market risk, liquidity risk and interest rate risk. The terms of certain structured notes may provide that a decline in the reference instrument may result in the interest rate or principal amount being reduced to zero. Structured notes may be more volatile than the underlying reference instruments or traditional debt instruments. In addition, structured notes may charge fees and administrative expenses.

A credit-linked note is a type of structured note whose value is linked to an underlying reference asset. Credit-linked notes typically provide periodic payments of interest as well as payment of principal upon maturity, the value of which is tied to the underlying reference asset. Like structured notes generally, investments in credit-linked notes are subject to the risk of loss of the principal investment and/or periodic interest payments expected to be received from an investment in a credit-linked note in the event that one or more of the underlying obligations of a note default or otherwise become non-performing. To the extent the Fund invests in a credit-linked note that represents an interest in a single issuer or limited number of issuers, a credit event with respect to that issuer or limited number of issuers presents a greater risk of loss to the Fund than if the credit-linked note represented an interest in underlying obligations of multiple issuers.

28

Notes to Financial Statements

April 30, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

U.S. Government Securities Risk. The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, the Government National Mortgage Association (“Ginnie Mae”) pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by the Federal National Mortgage Association (“Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Agency Securities Risk. Certain obligations issued by U.S. government-sponsored agencies are backed solely by that agency’s own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

Foreign Security Risk. Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund’s investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Portfolio Turnover Risk. The Fund may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the

29

Notes to Financial Statements

April 30, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax more frequently on capital gains and will indirectly incur additional expenses related to a fund with a higher portfolio turnover.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.

Non-Diversification Risk. Because the Fund is not diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund, which may cause the value of its shares to be more sensitive to changes in the market value of a single issuer than a diversified mutual fund.

State-Specific Risk. While the Fund does not expect to invest in single state pools of mortgages, underlying properties of mortgages of certain states may represent a significant percentage of the underlying mortgages in which the Fund invests as a whole. When the Fund invests in this manner, it is subject to the risk that the economy of the states in which it invests, and the value of properties within the states, may decline. Investing significantly in securities whose values are economically tied to a single state means that the Fund is more exposed to negative political or economic events affecting that state than a fund that invests more widely. Certain states have experienced significant declines in property values in recent years.

It is anticipated that the Fund will invest more than 25% of its assets in mortgage-backed securities with underlying properties in California. Investing in such a manner subjects the Fund to economic conditions and government policies within California. As a result, the Fund may be more susceptible to factors that adversely affect the California property, housing and mortgage markets than a mutual fund that does not have as great a concentration in California.

10.   Other. At April 30, 2019, 31% of Institutional Class total shares outstanding were held by two shareholders of record owning 10% or greater of the aggregate total shares outstanding.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

30

Notes to Financial Statements

April 30, 2019 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

11.   Regulatory Matters. On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earning on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

12.   New Accounting Pronouncement. In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

13.   Subsequent Events. The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

31

Disclosure of Fund Expenses (Unaudited)

April 30, 2019

Loomis Sayles Full Discretion Institutional Securitized Fund

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2018 to April 30, 2019).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

32

Disclosure of Fund Expenses (Unaudited)

April 30, 2019

Loomis Sayles Full Discretion Institutional Securitized Fund (concluded)

Institutional Class	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Expenses Paid During Period*
Actual	$1,000.00	$1,031.10	$0.96
Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$0.95

* Expenses are equal to the Fund’s annualized expense ratio, 0.19%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

33

LOOMIS SAYLES FULL DISCRETION

INSTITUTIONAL SECURITIZED FUND

c/o DST Asset Manager Solutions, Inc.

P.O. Box 219009

Kansas City, MO 64121-9009

Adviser:

Loomis, Sayles & Company, L.P.

One Financial Center

Boston, Massachusetts 02111-2621

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: July 9, 2019